Note 8 - Income Tax - Summary of Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Current income taxes		$ 1,983	$ (5,112)		$ (4,322)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	[1]	(1,272)	(322)		(615)
Deferred taxes		1,164	(168)		(1,544)
Income tax (expense) benefit		1,876	(5,602)		(6,481)
Income tax (expense) benefit is attributable to:		(75)	(2,658)	[2]	(6,481)
Profit from continuing operations		$ (75)	$ (2,658)		$ (6,481)

[1]	Currency effect on income tax (expense) benefit due to corporate income tax filing in NOK for Norwegian entities with USD as functional currency.
[2]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.